Debt and Credit Agreements - Summary of Principal Repayments, Interest Payments and Related Weighted Average Interest Rates (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($)
Debt Instrument [Line Items]
Long-term debt principal payments, 1 year	$ 653
Long-term debt principal payments, 2 years	803
Long-term debt principal payments, 3 years	604
Long-term debt principal payments, 4 years	131
Long-term debt principal payments, 5 years	700
Long-term debt principal payments, 5 year total	2,891
6 – 10 years	1,400
Over 10 years	7,195
Long-term debt, principal payments, Total	11,486
Interest payments	$ 8,249
Weighted average interest rate	4.20%
Year 1 [Member]
Debt Instrument [Line Items]
Interest payments	$ 473
Weighted average interest rate	2.90%
Year 2 [Member]
Debt Instrument [Line Items]
Interest payments	$ 455
Weighted average interest rate	2.10%
Year 3 [Member]
Debt Instrument [Line Items]
Interest payments	$ 436
Weighted average interest rate	3.20%
Year 4 [Member]
Debt Instrument [Line Items]
Interest payments	$ 423
Weighted average interest rate	6.10%
Year 5 [Member]
Debt Instrument [Line Items]
Interest payments	$ 410
Weighted average interest rate	2.50%
5 Years, Total [Member]
Debt Instrument [Line Items]
Interest payments	$ 2,197
Weighted average interest rate	2.80%
Years 6-10 [Member ]
Debt Instrument [Line Items]
Interest payments	$ 1,901
Weighted average interest rate	2.90%
Thereafter
Debt Instrument [Line Items]
Interest payments	$ 4,151
Weighted average interest rate	5.00%